Earnings Per Equity Share - Additional Information (Detail) - INR (₨) ₨ / shares in Units, ₨ in Millions		12 Months Ended
	Aug. 02, 2019	Mar. 31, 2020	Mar. 31, 2019	Sep. 20, 2019	Sep. 19, 2019	Mar. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Equity shares, issued		5,483,286,460	5,446,613,220	5,470,763,894
Equity shares, par value		₨ 1.0	₨ 1.0	₨ 1.0	₨ 2.0
Required transfer of after tax Indian GAAP profit to a non-distributable statutory reserve in order to pay dividends without prior RBI approval		25.00%
Net income calculated under Indian GAAP		₨ 262,573.2
Dividends declared			₨ 7.5			₨ 6.5
Special Interim Dividend
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common Stock, Dividends, Per Share, Cash Paid	₨ 2.5
Maximum
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Equity shares, par value				₨ 2.0
Employees Stock Option Scheme
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential equity shares excluded from the calculation of diluted earnings per share, average outstanding balance		24,200,000	0
Indian GAAP [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dividend payout, description of restrictions		As per the RBI guidelines, the dividend payout (excluding dividend tax) for March 31, 2020 cannot exceed 35% of net income of Rs. 262,573.2 million as calculated under Indian GAAP.
Indian GAAP [Member] | Maximum
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dividend payout, maximum pay out as a percentage of net income calculated under Indian GAAP		35.00%